       cover

Semi-Annual Report                 September 30, 1995


                            PIMCO


                   VersaSTYLE Equity Fund

Statement of Assets and Liabilities

September 30, 1995 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                 $6,129
Receivable for investments sold          144
Receivable from adviser                   19
Interest and dividends
receivable                                15
Other assets                               2
                                       6,309

Liabilities:

Payable for investments
purchased                                136
Accrued investment adviser's fee           2
Accrued administrator's fee                1
Other accrued expenses and                20
liabilities
                                         159

Net Assets                            $6,150

Net Assets Consist of:

Paid in capital                       $5,113
Undistributed net investment income        0
Accumulated undistributed net            202
realized gain
Net unrealized appreciation              835
                                      $6,150

Shares Issued  and Outstanding           511

Net Asset Value, Offering and        $ 12.04
Redemption Price Per
Share (Net Assets Per Share
Outstanding)
Cost of Investments Owned            $ 5,294
Cost of Foreign Currency Held             78

See Notes to Financial Statements

Statement of Operations

For the six months ended September 30, 1995 (unaudited)
$ in thousands

Investment Income:

Dividends                            $   70
Interest                                  1
Total investment income                  71

Expenses:

Investment advisory fees                 13
Administration fees                       3
Custodian and transfer agent
fees                                     26
Registration fees                         1
Audit fees                                8
Reimbursement from adviser              (33)
 Total expenses
                                         18
Fees paid indirectly                      0
           Net expenses
                                         18

Net Investment Income                    53

Net Realized and Unrealized Gain

Net realized gain on investments        345
Net change in unrealized                581
appreciation on investments

Net Gain                                926

Net Increase in Assets
Resulting                            $  979
from Operations

See Notes to Financial Statements

Statement of Changes in Net Assets

$ in thousands
                                                      From commencement
                                 Six months ended     on September 30, 1994
                                 September 30, 1995   through
                                 (unaudited)          March 31, 1995

Increase in Net Assets from:

Operations

Net investment income                    $ 53          $ 60
Net realized gain (loss)                  345          (143)
Net change in unrealized appreciation     581           254

Net increase resulting from operations    979           171

Distributions to Shareholders
From net investment income                (53)          (60)
From net realized capital gains             0             0
Total distributions                       (53)          (60)
Fund Share Transactions
Receipts for shares sold                    0         5,000
Issued as reinvestment of distributions    53            60
Cost of shares redeemed                     0             0
Net increase resulting from Fund share     53         5,060
transactions

Total Increase in Net Assets              979         5,171

Net Assets

Beginning of period                   $ 5,171        $    0
End of period *                         6,150         5,171

* Including undistributed net               0             0
investment income of:

See Notes to Financial Statements

Financial Highlights

                                                             From commencement
                                        Six months ended     on September 30, 1994
Selected Per Share Data for the         September 30, 1995   through
period ended:                           (unaudited)          March 31, 1995

Net asset value beginning of period        $10.22              $10.00
Net investment income                        0.10                0.12
Net realized and unrealized gain
on investments                               1.82                0.22
Total Income from investment                 1.92                0.34
operations
Dividends from net investment income        (0.10)              (0.12)
Distributions from net realized              0.00                0.00
capital gains
Total distributions                         (0.10)              (0.12)
Net asset value end of period               12.04               10.22
Total return (%)                            18.89                3.44
Net assets end of period (000's)            $6,150             $5,171
Ratio of expenses to average net             0.65 +              0.65 +
assets (%)
Ratio of net investment income to            1.88 +              2.45 +
average net assets (%)
Portfolio turnover rate (%)                    91                 159

+   Annualized
See Notes to Financial Statements

Schedule of Investments

September 30, 1995 (unaudited)
                                              Value
                                       Share  (000's)
Common Stocks - 99.4%


Energy Producers - 2.1%

Amoco                                    500     32
Broken Hill Proprietary Ltd.             200     11
Helmerich & Payne, Inc.                  200      6
Mitchell Energy & Development Corp. "A"  600     11
Mitchell Energy & Development Corp. "B"  500      9
Occidental Petroleum                     500     11
Parker Drilling Co. (b)                3,300     20
Smith International,Inc. (b)             900     16
Union Texas Petroleum Holdings, Inc.     600     11
                                                127

Energy Refiners - 4.6%

British Petroleum Co. PLC                500     45
Exxon Corp.                            1,000     72
Mobil Corp.                              200     20
Royal Dutch Petroleum Co.              1,200    147
Valero Energy Corp.                      100      2
                                                286

Technology - 11.9%

AMP, Inc.                                140      5
Applied Magnetics Corp.(b)               700     11
Automatic Data Processing, Inc.          400     27
Cabletron Systems, Inc.(b)               400     26
Cadence Design Systems,Inc. (b)          400     16
Cheyenne Software, Inc.(b)               800     16
Comdisco, Inc.                           800     24
Continuum. Inc. (b)                      400     15
EMC Corp. (b)                            800     15
Ericsson LM Telefonktiebolaget (b)     1,300     32
General Motors Corp. "E"                 500     23
Hutchinson Technology,Inc. (b)           200     12
International Business Machines Corp.    200     19
Kent Electronics Corp. (b)             1,350     59
Kulicke & Soffa Industries, Inc.(b)      600     22
Kyocera Corp.                            200     34
Logicon, Inc.                          3,200     86
LSI Logic Corp. (b)                      300     17
Microsoft Corp. (b)                      300     27
Motorola, Inc.                           100      8
NEC Corp.                                300     21
Network Equipment Technologies, Inc. (b) 600     25
Parametric Technology Corp. (b)          300     19
Shared Medical Systems Corp.             700     29
Sony Corp.                               200     11
Sterling Software, Inc.(b)               400     18
Structural Dynamics Research Corp. (b) 1,100     20
Symbol Technologies,Inc. (b)             600     20
Systems & Computer Technology Corp. (b)  300      8
Tellabs, Inc. (b)                        300     13
Texas Instruments, Inc.                  200     16
Wyle Electronics                         800     36
                                                730
Consumer Discretionary - 10.2%

PHH Corp.                                500     23
American Business Products, Inc.       2,550     53
Blair Corp.                              900     31
Casey's General Stores,Inc.            1,000     23
CCH, Inc. "B"                          1,700     38
Claire's Stores, Inc.                  1,300     27
Comcast Corp "A"                         200      4
CPI Corp                               2,200     49
Cross (A.T.) Company "A"               1,900     32
Gillette Co.                           1,700     81
Harcourt General, Inc.                   600     25
Hilton Hotels Corp.                      200     13
Jostens, Inc.                          1,000     24

Schedule of Investments
(Cont.)

September 30, 1995
(unaudited)
                                                 Value
                                        Share   (000's)

Medicine Shoppe                            800     35
International, Inc.
National Presto Industries, Inc.           900     40
Nelson Thomas, Inc.                        475     12
Newell Co.                                 500     12
Pulitzer Publishing Co.                    500     26
Robert Half International, Inc.(b)         300     10
Russ Berrie & Co.                        1,100     17
Wolverine World Wide,Inc.                1,850     51
                                                  626

Consumer Staples - 11.4%

Alberto-Culver Co. "B"                     300      9
Anheuser Busch Co's Inc.                   400     25
B A T Industries PLC                     1,400     24
Block Drug Co., Inc.                       600     23
Campbell Soup Co.                          300     15
Church & Dwight, Inc.                    3,200     70
Coca-Cola Co.                              600     41
Colgate Palmolive                          300     20
ConAgra, Inc.                              700     28
CPC International, Inc.                    400     26
General Mills, Inc.                        300     17
Hanson PLC                                 500      8
Hershey Foods, Inc.                        300     19
IBP, Inc.                                  400     21
International Flavors & Fragrances, Inc.   400     19
Kellogg Co.                                600     43
Pepsico, Inc.                              500     26
Ralston Purina Co.                         100      6
Richfood Holdings, Inc.                    700     18
Rykoff-Sexton, Inc.                      1,500     35
Sara Lee Corp.                           1,100     33
The Procter & Gamble Co.                   400     31
Unilever N.V.                              200     26
Universal Corp.                          1,000     23
UST, Inc.                                1,400     40
Vons Companies (b)                         600     14
Walgreen Co.                               600     17

                                                 Value
                                          Share (000's)

Wrigley WM Jr. Company                     500     25
                                                  702
Banks - 6.7%

California Federal Bank (b)              3,600     57
City National Corporation                  700      9
Coast Savings Financial,Inc. (b)           600     16
Comerica, Inc.                             600     22
Concord EFS, Inc. (b)                      600     18
Cullen Frost Bankers,Inc.                  600     28
Fifth Third Bancorp                        300     17
First Bank System, Inc.                    500     24
Marshall & Ilsley Corp.                  1,000     25
Morgan J.P. & Co.                          100      8
North Fork Bancorporation, Inc.            500     10
Norwest Corp.                              800     26
Santander Banco                            400     17
Suntrust Banks, Inc.                     1,100     73
TCF Financial Corp.                        600     35
Zions Bancorporation                       400     25
                                                  410

Non-Bank Financials - 7.9%

Aegon, N.V.                                500     18
Alex Brown, Inc.                           400     23
CNA Financial Corp. (b)                    300     32
Capstead Mortgage Corp.                  1,200     38
Cigna Corp.                                200     21
CWM Mortgage Holdings, Inc.              4,400     59
Federal National Mortgage Association      300     31
First American Financial Corp.           1,000     24
Foothill Group, Inc. "A"                   700     21
Gallagher Arthur J & Co.                   600     21
General RE Corp.                           200     30
Legg Mason, Inc.                         2,200     65
Merrill Lynch & Co.,Inc.                   600     38
Policy Management Systems Corp. (b)        200     10
Resource Mortgage Capital, Inc.          1,000     20

Schedule of Investments
(Cont.)

September 30, 1995
(unaudited)

                                                  Value
                                           Share  (000's)
Washington National Corp.                 1,300     32
                                                   483

Electric and Gas - 4.9%

Black Hills Corp.                         1,000     25
Central Maine Power Co.                   5,100     67
Idaho Power Co.                             200      6
New Jersey Resources                      3,200     83
Corp.
Northwestern Public                         400     10
Services Co.
Oneok, Inc.                               1,000     23
South Jersey Industries,                  2,000     42
Inc.
The Southern Co.                            600     14
United Water Resources,                   2,700     34
Inc.
                                                   304

Telecommunications - 7.6%

Ameritech Corp.                           1,500     78
AT&T Corp.                                  300     20
Bell Atlantic Corp.                       1,800    110
Bellsouth Corp.                           1,100     80
Frontier Corp.                              700     19
GTE Corp.                                 1,300     51
SBC Communications, Inc.                  1,800     99
Southern New England                        100      4
Telecom U. S. West, Inc.                    200      9
                                                   470

Basic Materials - 7.5%

Air Products &                              400     21
Chemicals, Inc.
Airgas, Inc. (b)                            800     21
Carpenter Technology                        600     23
Corp.
Coeur D Alene Mines                       1,100     22
Corp.
Commercial Metals Co.                       100      3
Dexter Corp.                              1,000     26
Domtar, Inc. (b)                          2,000     19
Dravo Corp. (b)                             500      6

                                                   Value
                                          Share    (000's)

Dupont (E.I.) De Nemours                    100      7
Florida Rock Industries,Inc.              1,000     28
Georgia-Pacific Corp.                       100      9
Glatfelter Paper & Products Co.           1,000     23
Hanna (M.A.) Co.                            800     21
Hercules, Inc.                              300     17
Imco Recycling, Inc.                        300      7
Loctite Corp.                               300     15
RPM, Inc. Ohio                            1,100     22
Synalloy Corp.                            1,500     34
Tambrands, Inc.                             400     18
Texas Industries, Inc.                      500     26
The Dow Chemical Co.                        400     30
Univar Corp.                              1,400     20
Varlen Corp.                                550     15
Wallace Computer Service, Inc.              500     29
                                                   462
Capital Goods - 10.6%

AAR Corp.                                   600     11
Baldor Electric                           1,200     30
Blount Inc. "A"                             900     43
Champion Enterprises, Inc. "A" (b)          900     18
Donaldson Co., Inc.                         900     22
Electro Scientific Industries (b)           100      3
Fluke Corp.                                 700     27
Graco, Inc.                               2,500     85
Groundwater Technology, Inc. (b)          1,300     17
Keystone International,Inc.                 600     13
Lawson Products, Inc.                       800     22
Loral Corp.                                 500     29
Manitowoc, Inc.                           1,800     53
Oakwood Homes Corp.                         800     28
Regal Beloit Corp.                        2,000     37
Rexel, Inc. (b)                           2,200     22
Rockwell International Corp.                500     24
SPS Technologies, Inc.(b)                   600     23
United States Filter Corp. (b)            2,600     62
Watkins Johnson Co.                         700     38

Schedule of Investments
(Cont.)

September 30, 1995
(unaudited)

                                                  Value
                                          Share  (000's)

Zurn Industries                           1,700     43
                                                   650

Health Care- 10.9%

Alpharma, Inc. "A"                          400      9
Abbott Laboratories                       1,300     55
Alza Corp. "A" (b)                        1,000     23
American Home Products                      300     25
Bergen Brunswig Corp.                       900     19
Bristol-Meyers-Squibb Co.                   200     15
Cardinal Health, Inc.                       500     28
Cordis Corp. (b)                            300     25
Datascope Corp (b)                          500     10
Eli Lilly & Co.                             200     18
Healthsouth Corp. (b)                     1,100     28
Invacare Corp.                              700     33
Johnson & Johnson                           300     22
Medtronic, Inc.                             600     32
North American Vaccine,Inc. (b)           2,300     26
Pfizer, Inc.                                800     43
Research Industries Corp. (b)             1,400     41
Schering Plough Corp.                       300     15
Sierra Health Services, Inc. (b)            800     20
St. Jude Medical, Inc. (b)                  400     25
Stryker Corp.                               900     42
Sunrise Medical, Inc.(b)                    200      6
Surgical Care Affiliates, Inc.              900     21
U.S. Healthcare, Inc.                       500     18
United Healthcare Corp                      500     24
Universal Health Services, Inc. (b)       1,200     41
Vencor, Inc. (b)                            200      6
                                                   670

Automobiles and Transportation - 3.1%

Alaska Air Group, Inc. (b)                1,300     20
American Freigntways Corp. (b)              400      6

                                                   Value
                                          Shares  (000's)

American President Co.,Ltd.                 800    23
Clarcor, Inc.                             1,000    24
Cooper Tire & Rubber Co.                    400    10
Genuine Parts Co.                           200     8
Federal Signal Corp.                        600    13
Harper Group, Inc.                          100     2
Kansas City Southern Industries, Inc.       200     9
Mesa Airlines. Inc. (b)                   2,200    22
Superior Industries Int'l, Inc.             700    19
Toyota Motor Corp.                          500    19
TRW, Inc.                                   200    15
                                                  190

Total Common Stocks -                           6,110

                                        Principal
                                        amount
                                        (000's)

Repurchase Agreements - 0.3%

State Street Bank
5.25% due 10/02/95.                          19    19
(Dated 09/29/95.
Collateralized by
U.S. Treasury Note
6.875% 02/28/97 valued at $20,366.
Repurchase proceeds are $19,008.)

Total Investments (a) -99.7%                    $6129
(Cost $5,294)

Other Assets and Liabilities                       21
(Net) - 0.3%

Net Assets - 100.0%                            $6,150

Schedule of Investments
(Cont.)


September 30, 1995
(unaudited)

Notes to Schedule of
Investments ($ in
thousands):

(a) At September 30,
1995, the
net realized
appreciation
(depreciation) of
investments based on
cost for federal income
tax purposes was as follows:

Aggregate gross
unrealized
appreciation for all
investments in which
there was
an excess of value
over tax cost.                  $ 886

Aggregate gross
unrealized
depreciation for all
investments in which
there was an                     (50)
excess of tax
cost over value.

Unrealized appreciation-
net                            $ 836

(b)  Non-income producing
security.

See Notes to Financial Statements

Notes To Financial Statements
September 30,1995 (unaudited)

1. Significant Accounting Policies

The VersaSTYLE Equity Fund (the "Fund"), which commenced operations on September 30, 1994, is a series of the PIMCO Funds (the "Trust"). The
Trust was organized under the laws of the Commonwealth of Massachusetts on February 19,
1987, and is registered under the Investment
Company Act of 1940, as amended, as a no-load, open-end management investment company.


The   following  is  a  summary  of  significant
accounting policies followed in the preparation of the Fund's financial statements. These policies are in conformity with generally accepted accounting principles.


Security  Valuation.  Portfolio securities and
other  assets for which market quotations are
readily available are stated at market value.
Market value is determined on the basis of last
reported sales prices, or if no sales are
reported,  as is   the  case  for most securities
traded over-the-counter, the  mean  between
representative bid and asked  quotations obtained
from  a  quotation  reporting  system   or   from
established   market   makers.  Fixed   income
securities, including   those  to  be  purchased
under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. equivalents using foreign exchange quotations from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.


Security   Transactions  and  Investment  Income.
Security transactions  are recorded as of the
trade  date.   Realized gains  and losses from
securities sold are recorded  on  the identified
cost basis. Dividend income is recorded on the ex
dividend  date. Interest income is recorded on
the  accrual basis   and   includes  the
accretion  of   discounts   and amortization of
premiums.


Dividends  and  Distributions  to  Shareholders.
The  Fund declares     and    distributes
dividends    representing substantially  all  net
investment income  on  a  quarterly basis.   Net
long-term capital gains will be distributed  no
less frequently than once each year.  Foreign
exchange gains or  losses on investments and the income
generated from such investments, arising from
fluctuations of exchange rates  of the  non-
dollar denominated investment relative to the
U.S. dollar,  are   reported to shareholders as
ordinary income distributions in accordance with the provisions of the Internal Revenue
Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These  differences are primarily due to
differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Taxes.  It is the Fund's policy to
distribute all of its taxable income to
shareholders and otherwise comply with the
provisions of the Internal Revenue Code
applicable  to regulated  investment  companies.
Therefore,  no  provision has  been  made  for
federal income tax on  net  investment income
and   realized   or   unrealized   capital
gains.

Futures  and Options. The Fund is authorized to
enter  into futures contracts and options.  The
primary risks associated with  the use of
futures contracts and options are imperfect
correlation between the change in market value
of the securities held  by  the  Fund and the prices
of futures contracts  and options, and the
possibility of an illiquid market.  Futures
contracts and purchased options are valued based
upon  their quoted daily settlement prices.  The
premium received for  a written  option  is
recorded as  an  asset  with  an  equal
liability  which is marked to market based on
the  option's daily  settlement  price.
Fluctuations  in  value  of  such instruments
are   recorded  as   unrealized   appreciation
(depreciation) until terminated at which time realized gains and losses are recognized.

Foreign Currency Contracts.  The Fund is
authorized to enter into  forward foreign
exchange contracts as a hedge  against either
specific transactions or portfolio positions or
for purposes  of  increasing exposure to  a
particular  foreign currency.   The aggregate
principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's accounts, while such amounts are not recorded if the Fund intends to settle the contract prior to delivery. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


2.  Fees, Expenses, and Related Party Transactions

Investment  Advisory  Fee.   Pacific  Investment
Management Company   ("PIMCO")  serves  as
investment   adviser (the
"Adviser") to the Trust, pursuant to an
investment  advisory contract.  Prior to October
1, 1995, the Adviser received  a monthly fee
from the Fund at an annual rate based on average
daily net assets of the Fund as follows:  0.45%
of the first $150  million, and 0.40%
thereafter. Effective October 1, 1995, the advisory fee will be 0.40%.

Administration   Fee.   Pacific  Investment
Administrative
Services Company (the "Administrator"), an affiliate of PIMCO, provides administrative services to the Fund for which it receives a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.
Effective October 1, 1995, the Trust adopted a
"unified fee structure" whereby PIMCO provides service necessary for the operations of the Fund for a single administrative fee. The new administrative fee is 0.25%.

Expenses.   The  Fund  bears all costs  of  its
operations. Expenses  directly attributable to
the Fund are  charged  to the Fund; other
expenses are allocated proportionately among all
the Funds of the Trust in relation to the net
assets  of each  Fund.  Each  unaffiliated
Trustee received  an  annual retainer  of
$7,000, plus $2,000 for each Board of  Trustees
meeting   attended, plus reimbursement of
related  expenses.
These expenses are allocated to the Funds of the Trust according to their respective net assets.

Expense Offset Arrangement.   Fees paid
indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances.
Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

Expense Limitation. Prior to adoption of the unified fee structure, the Advisor and the Administrator, in the interest of limiting expenses of the Fund, limited the expenses of the Fund, including advisory and administrative fees, to 0.65% of its average net assets on an annual basis.
The cumulative unreimbursed amount as of September 30, 1995 was $49,073. This amount has been waived by the Adviser and Administrator as a result of adopting the unified fee structure.

Related  Party  Transactions.  PIMCO  Advisors
Distribution Company  ("PADCO"), an indirect
wholly-owned  subsidiary  of PIMCO Advisors
L.P., serves as the distributor of the Fund's
shares.   Under the contract, all expenses
relating  to  the
distribution of Fund shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

3. Purchases and Sales of Securities

Purchases  and  sales  of investment  securities
(excluding short-term instruments) for the Fund for the six months ended September 30, 1995 were as follows ($ in thousands):

                Purchases                          Sales
U.S. Government          Other      U.S. Government      Other

          -             $5,115             -             $5,075


4.   Shares Of Beneficial Interest

The  Fund  may  issue  an  unlimited  number  of
shares  of beneficial  interest  with a $.0001
par  value.  Changes  in shares   of
beneficial  interest  were  as   follows
(in thousands):

                    Six months ended          Period Ended
                    September 30,1995         March 31, 1995

Shares sold                  0                      500
Shares issued as
reinvestment of dividends    5                        6
Shares redeemed              0                        0

Net increase                 5                      506



       inside back cover
Trustees and Officers

     Brent R. Harris, Chairman and Trustee
     Guilford C. Babcock, Trustee
     Vern O. Curtis, Trustee
     Thomas P. Kemp, Trustee
     William J. Popejoy, Trustee
     R. Wesley Burns, President
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach,California  92660

Transfer Agent and Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri  64105

Counsel

     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C.  20005

Independent Accoutants

     Price Waterhouse LLP
     1055 Broadway
     Kansas City, MO  64105

This report is submitted for the general information of the shareholders of the PIMCO
VersaSTYLE Equity Fund. It is not
authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.